Subsequent Events (Details) - USD ($)				1 Months Ended
	Jan. 18, 2018	Dec. 12, 2017	Oct. 17, 2017	Jan. 17, 2018
Subsequent Events (Textual)
Common stock issued non-executive employee			10,000
Options to purchase common stock		(90,000)
Vesting description		Options, with immediate vesting on January 1, 2018, to purchase common stock of the Corporation at a value of $0.001 per share for consulting services.
Purchase of stock per share price		$ 0.001
Stock option vesting period		5 years
Subsequent Events [Member]
Subsequent Events (Textual)
Common stock issued non-executive employee				7,500
Fair value issued to a non-executive employee				$ 4,050
Advanced cash	$ 56,500
Interest rate	15.60%
Total repayment obligation	$ 74,919
Debt instrument, description	Under the agreement, the Company was advanced $56,500, in cash. The interest rate on this advance is 15.6% with a total repayment obligation of $74,919 for 1 year from the date of the advance. The advance was received by the Company on January, 31, 2018.